Stock Based Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Based Compensation Plans
Note 8. Stock Based Compensation Plans

On September 21, 2000, the Company adopted the Eastern Virginia Bankshares, Inc. 2000 Stock Option Plan (the “2000 Plan”) to provide a means for selected key employees and directors to increase their personal financial interest in the Company, thereby stimulating their efforts and strengthening their desire to remain with the Company. Under the 2000 Plan, up to 400,000 shares of Company common stock could be granted in the form of stock options. On April 17, 2003, the shareholders approved the Eastern Virginia Bankshares, Inc. 2003 Stock Incentive Plan, amending and restating the 2000 Plan (the “2003 Plan”) still authorizing the issuance of up to 400,000 shares of common stock under the plan, but expanding the award types available under the plan to include stock options, stock appreciation rights, common stock, restricted stock and phantom stock. Under the terms of the 2003 Plan document, after April 17, 2013 no awards of shares of common stock may be granted under the 2003 Plan. Any awards previously granted under the 2003 Plan that were outstanding as of April 17, 2013 remain outstanding and will vest in accordance with their regular terms.

On April 19, 2007, the Company’s shareholders approved the Eastern Virginia Bankshares, Inc. 2007 Equity Compensation Plan (the “2007 Plan”) to enhance the Company’s ability to recruit and retain officers, directors, employees, consultants and advisors with ability and initiative and to encourage such persons to have a greater financial interest in the Company. The 2007 Plan authorizes the Company to issue up to 400,000 additional shares of common stock pursuant to grants of stock options, stock appreciation rights, common stock, restricted stock, performance shares, incentive awards and stock units. There were 322,000 shares still available to be granted as awards under the 2007 Plan as of June 30, 2014.

Accounting standards require companies to recognize the cost of employee services received in exchange for awards of equity instruments, such as stock options, based on the fair value of those awards at the date of grant.

Accounting standards also require that new awards to employees eligible for retirement prior to the awards becoming fully vested be recognized as compensation cost over the period through the date that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. The Company’s stock options granted to eligible participants are being recognized, as required, as compensation cost over the vesting period except in the instance where a participant reaches normal retirement age of 65 prior to the normal vesting date. There was no remaining unrecognized compensation expense related to stock options.

Stock option compensation expense is the estimated fair value of options granted, amortized on a straight-line basis over the requisite service period for each stock option award. There were no stock options granted or exercised in the six months ended June 30, 2014 and 2013.

A summary of the Company’s stock option activity and related information is as follows:

			Remaining	Aggregate
	Options	Weighted Average	Contractual Life	Intrinsic Value
	Outstanding	Exercise Price	(in years)	(in thousands)
Stock options outstanding at January 1, 2014	152,287	$19.09
Forfeited	(6,850)	20.25
Stock options outstanding at June 30, 2014	145,437	$19.03	2.15	$-

Stock options exercisable at June 30, 2014	145,437	$19.03	2.15	$-
* Intrinsic value is the amount by which the fair value of the underlying common stock exceeds the exercise price of a stock option on exercise date.

The table below summarizes information concerning stock options outstanding and exercisable at June 30, 2014:

Stock Options Outstanding			Stock Options Exercisable
		Weighted
		Average
Exercise	Number	Remaining	Exercise	Number
Price	Outstanding	Term	Price	Exercisable
$19.92	23,950	0.00 years*	$19.92	23,950
$20.57	32,662	1.00 years	$20.57	32,662
$21.16	38,325	2.25 years	$21.16	38,325
$19.25	26,750	3.25 years	$19.25	26,750
$12.36	23,750	4.25 years	$12.36	23,750
$19.03	145,437	2.15 years	$19.03	145,437
*These options expire on July 1, 2014.

On November 18, 2013, the Company granted 38,000 shares of restricted stock under the 2007 Plan to its executive officers in the form of Troubled Asset Relief Program (“TARP”) compliant restricted stock awards. All of these shares are subject to time vesting over a five year period, and generally vest 40% on the second anniversary of the grant date and 20% on each of the third, fourth and fifth anniversaries of the grant date. On June 29, 2012, the Company granted 34,000 shares of restricted stock under the 2007 Plan to its executive officers in the form of TARP compliant restricted stock awards. All of these shares are subject to time vesting over a five year period, and generally vest 40% on the second anniversary of the grant date and 20% on each of the third, fourth and fifth anniversaries of the grant date.

For the three and six months ended June 30, 2014, restricted stock compensation expense was $19 thousand and $39 thousand, respectively, compared to restricted stock compensation expense of $7 thousand and $14 thousand, respectively, for the three and six months ended June 30, 2013. Restricted stock was included in salaries and employee benefits expense in the consolidated statements of income. Restricted stock compensation expense is accounted for using the fair market value of the Company’s common stock on the date the restricted shares were awarded, which was $6.70 per share for the 2013 award and $3.72 per share for the 2012 award. No restricted stock was granted or forfeited during the six months ended June 30, 2014.

A summary of the status of the Company’s nonvested shares in relation to the Company’s restricted stock awards as of June 30, 2014, and changes during the six months ended June 30, 2014, is presented below; the weighted average price is the weighted average fair value at the date of grant:

		Weighted-Average
	Shares	Price
Nonvested as of January 1, 2014	73,500	$5.30
Vested	(15,100)	3.93
Nonvested as of June 30, 2014	58,400	$5.66

At June 30, 2014, there was $300 thousand of total unrecognized compensation expense related to restricted stock awards. This unearned compensation is being amortized over the remaining vesting period for the time based shares.

Note 13. Stock Based Compensation Plans

On September 21, 2000, the Company adopted the Eastern Virginia Bankshares, Inc. 2000 Stock Option Plan (the “2000 Plan”) to provide a means for selected key employees and directors to increase their personal financial interest in the Company, thereby stimulating their efforts and strengthening their desire to remain with the Company. Under the 2000 Plan, up to 400,000 shares of Company common stock could be granted in the form of stock options. On April 17, 2003, the shareholders approved the Eastern Virginia Bankshares, Inc. 2003 Stock Incentive Plan, amending and restating the 2000 Plan (the “2003 Plan”) still authorizing the issuance of up to 400,000 shares of common stock under the plan, but expanding the award types available under the plan to include stock options, stock appreciation rights, common stock, restricted stock and phantom stock. Under the terms of the 2003 Plan document, after April 17, 2013 no awards of shares of common stock may be granted under the 2003 Plan. Any awards previously granted under the 2003 Plan that were outstanding as of April 17, 2013 remain outstanding and will vest, etc. in accordance with their regular terms.

On April 19, 2007, the Company’s shareholders approved the Eastern Virginia Bankshares, Inc. 2007 Equity Compensation Plan (the “2007 Plan”) to enhance the Company’s ability to recruit and retain officers, directors, employees, consultants and advisors with ability and initiative and to encourage such persons to have a greater financial interest in the Company. The 2007 Plan authorizes the Company to issue up to 400,000 additional shares of common stock pursuant to grants of stock options, stock appreciation rights, common stock, restricted stock, performance shares, incentive awards and stock units. There were 322,000 shares still available to be granted as awards under the 2007 Plan as of December 31, 2013.

Accounting standards require companies to recognize the cost of employee services received in exchange for awards of equity instruments, such as stock options, based on the fair value of those awards at the date of grant.

Accounting standards also require that new awards to employees eligible for retirement prior to the awards becoming fully vested be recognized as compensation cost over the period through the date that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. The Company’s stock options granted to eligible participants are being recognized, as required, as compensation cost over the vesting period except in the instance where a participant reaches normal retirement age of 65 prior to the normal vesting date. For the year ended December 31, 2013 there was no stock option compensation expense, compared to stock option compensation expense of $31 thousand and $92 thousand for the same period of 2012 and 2011, respectively, and was included in salaries and employee benefits expense in the consolidated statements of operations.

Stock option compensation expense is the estimated fair value of options granted, amortized on a straight-line basis over the requisite service period for each stock option award. There were no stock options granted or exercised in 2013, 2012 or 2011.

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Stock options outstanding at January 1, 2011	251,137	$19.68
Forfeited	(32,695)	18.51
Stock options outstanding at December 31, 2011	218,442	19.86
Forfeited	(36,080)	18.61
Stock options outstanding at December 31, 2012	182,362	20.08
Forfeited	(10,750)	18.74
Expired	(19,325)	28.60
Stock options outstanding at December 31, 2013	152,287	$19.09	2.54	$—
Stock options exercisable at December 31, 2013	152,287	$19.09	2.54	$—

*	Intrinsic value is the amount by which the fair value of the underlying common stock exceeds the exercise price of a stock option on exercise date.

As of December 31, 2013, there was no remaining unrecognized compensation expense related to stock options.

The table below summarizes information concerning stock options outstanding and exercisable at December 31, 2013:

Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Term	Exercise Price	Number Exercisable
$19.92	27,300	0.50 years	$19.92	27,300
$20.57	36,162	1.50 years	$20.57	36,162
$21.16	38,325	2.75 years	$21.16	38,325
$19.25	26,750	3.75 years	$19.25	26,750
$12.36	23,750	4.75 years	$12.36	23,750
$19.09	152,287	2.54 years	$19.09	152,287

On November 18, 2013, the Company granted 38,000 shares of restricted stock under the 2007 Plan to its executive officers in the form of Troubled Asset Relief Program (“TARP”) compliant restricted stock awards. All of these shares are subject to time vesting over a five year period, and generally vest 40% on the second anniversary of the grant date and 20% on each of the third, fourth and fifth anniversaries of the grant date. On June 29, 2012, the Company granted 34,000 shares of restricted stock under the 2007 Plan to its executive officers in connection with TARP compliant restricted stock awards. All of these shares are subject to time vesting over a five year period, and generally vest 40% on the second anniversary of the grant date and 20% on each of the third, fourth and fifth anniversaries of the grant date. The Company issued no restricted stock in 2011. On July 1, 2009, the Company awarded 18,000 shares of restricted stock to employees. One half of these shares are subject to time vesting at 20% per year over a five year period. The other half of the 18,000 restricted shares granted on July 1, 2009 were performance based. On December 16, 2010, the Company cancelled 8,000 shares of restricted stock previously awarded to its Chief Executive Officer on July 1, 2009 as the award did not contain the terms necessary to comply with the TARP executive compensation restrictions and therefore prevented the employee from accruing or vesting in any portion of the award while the TARP executive compensation restrictions applied. In conjunction with this cancellation, the Company granted a TARP compliant restricted stock award to its Chief Executive Officer in an equal amount of shares and in substantially the same form as previously awarded. On June 30, 2012, any of these performance based shares that had not previously been forfeited for other reasons were forfeited because the Company’s financial achievements for the year ended December 31, 2011 did not meet pre-specified targets for earnings per share or return on equity compared to a defined peer group.

For the years ended December 31, 2013, 2012 and 2011, restricted stock compensation expense was $32 thousand, $22 thousand and $18 thousand, respectively, and was included in salaries and employee benefits expense in the consolidated statements of operations. Restricted stock compensation expense is accounted for using the fair market value of the Company’s common stock on the date the restricted shares were awarded, which was $6.70 per share for the 2013 award, $3.72 per share for the 2012 award, $3.75 per share for the 2010 award and $8.31 per share for the 2009 awards.

A summary of the status of the Company’s nonvested shares in relation to the Company’s restricted stock awards as of December 31, 2013, 2012 and 2011, and changes during the years ended December 31, 2013, 2012 and 2011, is presented below; the weighted average price is the weighted average fair value at the date of grant:

	Shares	Weighted- Average Price
Nonvested as of January 1, 2011	16,500	$7.29
Vested	(1,600)	13.34
Forfeited	(400)	17.25
Nonvested as of December 31, 2011	14,500	6.35
Granted	34,000	3.72
Vested	(1,600)	13.34
Forfeited	(7,500)	5.88
Nonvested as of December 31, 2012	39,400	3.89
Granted	38,000	6.70
Vested	(3,900)	4.57
Nonvested as of December 31, 2013	73,500	$5.30

At December 31, 2013, there was $339 thousand of total unrecognized compensation expense related to restricted stock awards. This unearned compensation is being amortized over the remaining vesting period for the time based shares. The total fair value of restricted stock awards vested during 2013, 2012 and 2011 was $24 thousand, $7 thousand and $4 thousand, respectively.